Offerings - Offering: 1	Nov. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	1,614,000
Proposed Maximum Offering Price per Unit	29.21
Maximum Aggregate Offering Price	$ 47,144,940
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,217.89
Offering Note
(1)
These shares may be represented by the Registrant’s American Depositary Shares, or ADSs. Each ADS represents one Ordinary Share. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form
F-6
(File
No. 333-203584).

(2)
Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon a price per share of $29.21, which is the exercise price for subscription rights to be granted under the Registrant’s Subscription Right Plan 2024 BE, Subscription Right Plan 2024 RMV, and Subscription Right Plan 2024 ROW of €26.87, representing a weighted average of 1,399,500 shares granted on May 16, 2024 at €26.90, with a conversion rate of $1.0866 per euro, and 41,000 shares granted on October 1, 2024 at €25.88, with a conversion rate of $1.1086 per euro.

(3)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Registrant’s Subscription Right Plan 2024 BE, Subscription Right Plan 2024 RMV, and Subscription Right Plan 2024 ROW by reason of any stock dividend, stock split or other similar transaction.